Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives

Note 25 ❑ Derivatives

In the normal course of business, FHN utilizes various financial instruments (including derivative contracts and credit-related agreements) through its legacy mortgage servicing operations, capital markets, and risk management operations, as part of its risk management strategy and as a means to meet customers' needs. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet as required by GAAP. The contractual or notional amounts of these financial instruments do not necessarily represent credit or market risk. However, they can be used to measure the extent of involvement in various types of financial instruments. Controls and monitoring procedures for these instruments have been established and are routinely re-evaluated. The Asset/Liability Committee ("ALCO") monitors the usage and effectiveness of these financial instruments.

Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. FHN manages credit risk by entering into financial instrument transactions through national exchanges, primary dealers or approved counterparties, and using mutual margining and master netting agreements whenever possible to limit potential exposure. FHN also maintains collateral posting requirements with its counterparties to limit credit risk. With exchange-traded contracts, the credit risk is limited to the clearinghouse used. For non-exchange traded instruments, credit risk may occur when there is a gain in the fair value of the financial instrument and the counterparty fails to perform according to the terms of the contract and/or when the collateral proves to be of insufficient value. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in interest rates, mortgage loan prepayment speeds, or the prices of debt instruments. FHN manages market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken. FHN continually measures this risk through the use of models that measure value-at-risk and earnings-at-risk.

Derivative Instruments. FHN enters into various derivative contracts both in a dealer capacity, to facilitate customer transactions, and also as a risk management tool. Where contracts have been created for customers, FHN enters into transactions with dealers to offset its risk exposure. Derivatives are also used as a risk management tool to hedge FHN's exposure to changes in interest rates or other defined market risks.

Derivative instruments are recorded on the Consolidated Statements of Condition as Other assets or Other liabilities measured at fair value. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For freestanding derivative instruments, changes in fair value are recognized currently in earnings. Cash flows from derivative contracts are reported as Operating activities on the Consolidated Statements of Cash Flows.

Interest rate forward contracts are over-the-counter contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Futures contracts are exchange-traded contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Interest rate option contracts give the purchaser the right, but not the obligation, to buy or sell a specified quantity of a financial instrument, at a specified price, during a specified period of time. Caps and floors are options that are linked to a notional principal amount and an underlying indexed interest rate. Interest rate swaps involve the exchange of interest payments at specified intervals between two parties without the exchange of any underlying principal. Swaptions are options on interest rate swaps that give the purchaser the right, but not the obligation, to enter into an interest rate swap agreement during a specified period of time.

On December 31, 2011 and 2010, respectively, FHN had $192.6 million and $160.8 million of cash receivables and $149.1 million and $145.5 million of cash payables related to collateral posting under master netting arrangements, inclusive of collateral posted related to contracts with adjustable collateral posting thresholds, with derivative counterparties. Certain of FHN's agreements with derivative counterparties contain provisions which require that FTBNA's debt maintain minimum credit ratings from specified credit rating agencies. If FTBNA's debt were to fall below these minimums, these provisions would be triggered, and the counterparties could terminate the agreements and request immediate settlement of all derivative contracts under the agreements. The net fair value, determined by individual counterparty, of all derivative instruments with credit-risk-related contingent accelerated termination provisions was $244.6 million of assets and $39.6 million of liabilities on December 31, 2011, and $189.5 million of assets and $37.8 million of liabilities on December 31, 2010. As of December 31, 2011, FHN had received collateral of $270.3 million and had received collateral of $216.8 million as of December 31, 2010. As of December 31, 2011 and 2010, FHN posted collateral of $36.8 million for both periods, in the normal course of business related to these contracts.

Additionally, certain of FHN's derivative agreements contain provisions whereby the collateral posting thresholds under the agreements adjust based on the credit ratings of both counterparties. If the credit rating of FHN and/or FTBNA is lowered, FHN would be required to post additional collateral with the counterparties. The net fair value, determined by individual counterparty, of all derivative instruments with adjustable collateral posting thresholds was $245.0 million of assets and $187.7 million of liabilities on December 31, 2011 and was $189.5 million of assets and $166.3 million of liabilities on December 31, 2010. As of December 31, 2011 and 2010, FHN had received collateral of $270.3 million and $216.8 million and posted collateral of $179.8 million and $159.6 million, respectively, in the normal course of business related to these agreements.

Legacy Mortgage Servicing Operations

Retained Interests

FHN revalues MSR to current fair value each month with changes in fair value included in servicing income in Mortgage banking noninterest income on the Consolidated Statements of Income. FHN hedges the MSR to minimize the effects of loss in value of MSR associated with increased prepayment activity that generally results from declining interest rates. In a rising interest rate environment, the value of the MSR generally will increase while the value of the hedge instruments will decline. FHN enters into interest rate contracts (potentially including swaps, swaptions, and mortgage forward purchase contracts) to hedge against the effects of changes in fair value of its MSR. Substantially all capitalized MSR are hedged for economic purposes.

FHN utilizes derivatives as an economic hedge (potentially including swaps, swaptions, and mortgage forward purchase contracts) to protect the value of its interest-only securities that change in value inversely to the movement of interest rates. Interest-only securities are included in Trading securities on the Consolidated Statements of Condition. Changes in the fair value of these derivatives and the hedged interest-only securities are recognized currently in earnings in Mortgage banking noninterest income as a component of servicing income on the Consolidated Statements of Income.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2011:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions (a)(b)	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$140,619	N/A	$(27,474)
Other Retained Interests (b)(d)	N/A	$26,106	N/A	$2,568

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2010:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,243,000	$5,801	$9,090	$32,158
Interest Rate Swaps and Swaptions (a)(b)	$5,678,000	$36,693	$18,234	$74,804
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$203,412	N/A	$(18,913)
Other Retained Interests (b)(d)	N/A	$35,436	N/A	$5,806

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

Capital Markets

Capital markets trades U.S. Treasury, U.S. Agency, mortgage-backed, corporate and municipal fixed income securities, and other securities principally for distribution to customers. When these securities settle on a delayed basis, they are considered forward contracts. Capital markets also enters into interest rate contracts, including caps, swaps, and floors, for its customers. In addition, capital markets enters into futures and option contracts to economically hedge interest rate risk associated with a portion of its securities inventory. These transactions are measured at fair value, with changes in fair value recognized currently in Capital markets noninterest income. Related assets and liabilities are recorded on the Consolidated Statements of Condition as Other assets and Other liabilities. The FTN Financial Risk Committee and the Credit Risk Management Committee collaborate to mitigate credit risk related to these transactions. Credit risk is controlled through credit approvals, risk control limits, and ongoing monitoring procedures. Total trading revenues were $327.7 million and $390.1 million for the years ended December 31, 2011 and 2010, respectively. Total revenues are inclusive of both derivative and non-derivative financial instruments and are included in Capital markets noninterest income.

The following table summarizes FHN's derivatives associated with capital markets trading activities as of December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

(Dollars in thousands)	2010
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,666,711	$67,729	$4,400
Offsetting Upstream Interest Rate Contracts	1,666,711	4,400	67,729
Forwards and Futures Purchased	1,609,665	2,598	4,130
Forwards and Futures Sold	1,856,839	4,753	5,380

Interest Rate Risk Management

FHN's ALCO focuses on managing market risk by controlling and limiting earnings volatility attributable to changes in interest rates. Interest rate risk exists to the extent that interest-earning assets and liabilities have different maturity or repricing characteristics. FHN uses derivatives, including swaps, caps, options, and collars, that are designed to moderate the impact on earnings as interest rates change.

FHN's interest rate risk management policy is to use derivatives to hedge interest rate risk or market value of assets or liabilities, not to speculate. In addition, FHN has entered into certain interest rate swaps and caps as a part of a product offering to commercial customers with customer derivatives paired with offsetting market instruments that, when completed, are designed to mitigate interest rate risk. These contracts do not qualify for hedge accounting and are measured at fair value with gains or losses included in current earnings in Noninterest expense on the Consolidated Statements of Income.

FHN has entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain term borrowings totaling $904.0 million on both December 31, 2011 and 2010. These swaps have been accounted for as fair value hedges under the shortcut method. The balance sheet impact of these swaps was $99.2 million and $105.7 million in Other assets on December 31, 2011 and 2010, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on its $500 million noncallable senior debt maturing in December 2015. This derivative qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk on this debt. The balance sheet impact of this swap was $25.7 million and $4.1 million in Other assets on December 31, 2011 and 2010, respectively. There was no ineffectiveness related to this hedge. Interest paid or received for this swap was recognized as an adjustment of the interest expense of the liability whose risk is being managed.

FHN designates derivative transactions in hedging strategies to manage interest rate risk on subordinated debt related to its trust preferred securities. These qualify for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain subordinated debt totaling $200 million on both December 31, 2011 and 2010. This swap replaced the swap that was terminated in 2010 (see below) and re-hedged the subordinated debt with a new interest rate swap using the long-haul method of effectiveness assessment. The balance sheet impact of these swaps was $2.1 million in Other assets as of December 31, 2011 and $12.6 million in Other liabilities as of December 31, 2010. There was no ineffectiveness related to these hedges. Interest paid or received for these swaps was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed. In 2010, FHN's counterparty called the swap associated with the $200 million of subordinated debt. Accordingly, hedge accounting was discontinued on the date of the settlement and the cumulative basis adjustments to the associated subordinated debt are being prospectively amortized as an adjustment to interest expense over its remaining term.

The following table summarizes FHN's derivatives associated with interest rate risk management activities for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	N/A		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320	)(d)

(Dollars in thousands)	2010
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,051,220	$71,289	$535		$5,812
Offsetting Upstream Interest Rate Contracts (a)	$1,051,220	$535	$74,889		$(5,913)

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$109,863	N/A		$20,241
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(20,241	)(d)

(a)	Gains/losses included in the Other expense section of the Consolidated Statements of Income.

(b)	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.

(c)	Represents par value of term borrowings being hedged.

(d)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

FHN hedges held-to-maturity trust preferred loans with a principal balance of $196.3 million and $211.6 million as of December 31, 2011 and 2010, respectively, which have an initial fixed rate term of five years before conversion to a floating rate. FHN has entered into pay fixed, receive floating interest rate swaps to hedge the interest rate risk associated with this initial five year term. These hedge relationships qualify as fair value hedges under ASC 815-20. The impact of these swaps was $8.8 million and $17.2 million in Other liabilities on the Consolidated Statements of Condition as of December 31, 2011 and 2010, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest income of the assets whose risk is being hedged. Gains or losses are included in Other income and commissions on the Consolidated Statements of Income.

The following tables summarize FHN's derivative activities associated with these loans for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361	)(c)

(Dollars in thousands)	2010
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$211,583	N/A		$17,198	$2,023
Hedged Items:
Trust Preferred Loans (a)	N/A	$211,583	(b)	N/A	$(1,999	)(c)

(a)	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.

(b)	Represents principal balance being hedged.

(c)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Other Derivatives

In conjunction with the sale of a portion of its Visa Class B shares in December 2010, FHN and the purchaser entered into a derivative transaction whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. As of December 31, 2010, the conversion ratio of Visa Class B shares to Visa Class A shares was approximately 51 percent. FHN determined that the initial fair value of the derivative was equal to a pro rata portion of the previously accrued contingent liability for Visa litigation matters attributable to the 440,000 Visa Class B shares sold. This amount was determined to be a liability of $1.0 million as of December 31, 2010. In March 2011, Visa deposited an additional $400 million into the litigation escrow account. As a result, the conversion ratio was adjusted to 49 percent and FHN made a cash payment to the counterparty of $.7 million during second quarter 2011. In December 2011, Visa deposited an additional $1.6 billion into the litigation account. As a result of the expected decline in the conversion ratio of the Visa Class B shares sold, FHN increased the derivative liability to $3.9 million as of December 31, 2011.

In September 2011, FHN sold 895,000 of its Visa Class B shares and also entered into a derivative transaction with the purchaser of these shares. FHN determined that the initial fair value of this derivative was a liability of $2.5 million as of September 30, 2011. The derivative liability was increased to $8.0 million as of December 31, 2011 as a result of the expected decline in the conversion ratio of the Visa Class B shares sold due to Visa's December 2011 escrow funding.

The conversion ratio of Visa Class B shares to Visa Class A shares was adjusted to 43 percent in February 2012 effective as of December 29, 2011.

In 2011, FHN began using cross currency swaps and cross currency interest rate swaps to economically hedge its exposure to foreign currency risk and interest rate risk associated with $.8 million of non-U.S dollar denominated loans. As of December 31, 2011, the balance sheet impact and the gains/losses associated with these derivatives were not material.